INVENTORIES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Raw materials	$ 5,527,560	$ 5,310,404
Work-in-process	5,925,186	9,372,167
Finished goods	9,349,517	7,103,935
Provision for inventory impairment	(113,011)	(107,248)
Total	20,689,252	21,679,258
Carrying values of pledged assets	9,868,362	9,395,950
Inventory
Carrying values of pledged assets	$ 2,793,556	$ 2,651,113